Financial assets and financial liabilities (Details) - Schedule of other current assets - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Other Current Assets Abstract
Prepayment	$ 572,400	$ 78,258
Total	$ 572,400	$ 78,258